Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
OTHER FINANCIAL ASSETS
Summary of Other Financial Assets

	Current		Non-current
	12-31-2022	12-31-2021	12-31-2022	12-31-2021
Other Financial Assets	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value through other comprehensive income	127,854	127,854	2,326,509	2,358,143
Financial assets measured at amortized cost	156,773	118,547	—	—
Hedging derivatives	2,230,787	3,584,937	57,480,749	37,020,922
Non-Hedging derivatives	1,014,802	210,077	20,382	—
Total	3,530,216	4,041,415	59,827,640	39,379,065